PROPERTY AND EQUIPMENT (Tables)	9 Months Ended
Sep. 30, 2021
Property, Plant and Equipment [Abstract]
Schedule of property, plant and equipment

	September 30,	December 31,
	2021	2020
Property and equipment	$1,775,332	$–
Leasehold improvements	63,180	–
	1,838,512	–
Less - accumulated depreciation	(1,113)	–
	$1,837,399	$–